IPP SOLAR PARKS, INVESTMENT PROPERTY - Investment Property (Details) - Land - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Carrying amount	$ 11.3	$ 11.3	$ 9.5
Transfer to investment property	$ 0.0	$ 104.0	$ 0.0